Debt Aggregate Principal Payments On Debt Outstanding (Detail) $ in Millions	Dec. 31, 2025 USD ($)
Debt Disclosure [Abstract]
2026	$ 0
2027	1,000
2028	0
2029	850
2030	500
Thereafter	4,600
Total	$ 6,950